June 14, 2013

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: SBL	Fund (File Nos. 002-59353 and 811-02753)

Ladies and Gentlemen:

On behalf of SBL Fund (the “Corporation”), attached for filing via the EDGAR system pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 72 to the Corporation’s registration statement on Form N-1A. This filing is being made for the purpose of incorporating certain changes to the name, investment objective, principal investment strategies and non-fundamental operating policies of Series D (MSCI EAFE Equal Weight Series), one of the series of the Corporation.

On behalf of the Corporation, we hereby undertake to make an additional filing of the Corporation’s registration statement before August 13, 2013 in order to respond to any comments that you might have with respect to this filing, add any additional non-material disclosure that may be required in order to complete the registration statement and file the appropriate exhibits.

Please call Julien Bourgeois at Dechert LLP at 202.261.3451 with any questions or comments regarding this letter, or if he may assist you in any way.

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Very truly yours,

/s/ Amy J. Lee
Amy J. Lee Secretary and Senior Vice President Security Investors, LLC

Securities offered by Guggenheim Distributors, LLC, an affiliate of Guggenheim Investments 18278830.2.BUSINESS